Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Compensation for Key Management Personnel
Key management personnel include board of director members, officers and executive committee members. The compensation paid or payable to officers and directors services is as follows:

	For the year ended December 31,
	2019	2018	201 7
Salaries and wages	22,187	16,275	17,377
Bonus	7,255	7,263	6,724
Share-based option plans	29,129	21,508	24,775

	58,571	45,046	48,876